Financial Risks (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of contractual obligations

As at June 30, 2025, the Company had the following contractual obligations:

	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	1,646,662	—	—	1,646,662
Due to related parties	127,925	—	—	127,925
Derivative liabilities	111,913	—	—	111,913
Deferred liabilities - short-term	5,116,125	—	—	5,116,125
Deferred liabilities - long-term	-	5,116,125	—	5,116,125
Total	7,002,625	5,116,125	—	12,118,750

Schedule of Fair Value Measurements

June 30, 2025	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	17,829,149	—	—	17,829,149
Short-term investments	1,660,738	—	—	1,660,738
Long-term investment	5,203,071	—	—	5,203,071
Derivative liabilities	—	(111,913)	—	(111,913)
Total	24,692,958	(111,913)	—	24,581,045